Financial Instruments - Assets Reconciliation of Fair Value Measurements in Level 3 of the Fair Value Hierarchy (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Beginning balance		£ 283,372	£ 314,765
Transfers in		0	35
Ending Balance		281,702	283,372
Level 3 [member] | Fair Value Through P&L [Member]
Disclosure of fair value measurement of assets [line items]
Beginning balance		976
At 1 January 2018			838
Total gains/(losses) recognised in profit or loss, fair value movements		(9)	(5)
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements		6
Transfers in		11	18
Netting	[1]	(430)
Additions		188	280
Sales		0	(95)
Settlements		(356)	(60)
Ending Balance		386	976
Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year		(3)	(5)
Level 3 [member] | Financial assets at FVOCI [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance		73
At 1 January 2018			199
Total gains/(losses) recognised in profit or loss, fair value movements		(2)	(5)
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements		0
Transfers in		0
Netting	[1]	0
Additions		0	17
Sales		0
Settlements		(15)	(138)
Ending Balance		56	73
Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year		(2)	(5)
Level 3 [member] | Financial assets at Fair Value Class [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance		1,143
At 1 January 2018			1,101
Total gains/(losses) recognised in profit or loss, fair value movements		7	18
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements		6	(5)
Transfers in		11	53
Netting	[1]	(430)
Additions		190	297
Sales		0	(95)
Settlements		(410)	(226)
Ending Balance		517	1,143
Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year		13	13
Level 3 [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance		94
At 1 January 2018			64
Total gains/(losses) recognised in profit or loss, fair value movements		18	28
Total gains/(losses) recognised in profit or loss, foreign exchange and other movements		0	(5)
Transfers in		0	35
Netting	[1]	0
Additions		2
Sales		0
Settlements		(39)	(28)
Ending Balance		75	94
Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the year		£ 18	£ 23

[1]	This 19. relates to the effect of netting on the fair value of the credit linked notes due to a legal right of set-off between the principal amounts of the senior notes and the associated cash deposits. For more, see ‘ii) Credit protection entities’ in Note